Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 01, 2016
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated September 2, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”),

each dated September 1, 2016

for the iShares Real Estate 50 ETF (FTY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 1, 2016:

	Current	New
Fund Name	iShares Real Estate 50 ETF	iShares U.S. REIT ETF
Underlying Index	FTSE NAREIT Real Estate 50 Index	FTSE NAREIT Equity REITs Index
Investment Objective	The iShares Real Estate 50 ETF seeks to track the investment results of an index composed of 50 of the largest U.S. real estate equities.	The iShares U.S. REIT ETF seeks to track the investment results of an index composed of U.S. real estate equities.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the FTSE NAREIT Equity REITs Index (the “Underlying Index”), which measures the performance of U.S. listed equity real estate investment trusts (“REITs”), excluding infrastructure REITs, mortgage REITs, and timber REITs. Components of the Underlying Index primarily include health care REITs, residential REITs and retail REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Real Estate 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated September 2, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”),

each dated September 1, 2016

for the iShares Real Estate 50 ETF (FTY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 1, 2016:

	Current	New
Fund Name	iShares Real Estate 50 ETF	iShares U.S. REIT ETF
Underlying Index	FTSE NAREIT Real Estate 50 Index	FTSE NAREIT Equity REITs Index
Investment Objective	The iShares Real Estate 50 ETF seeks to track the investment results of an index composed of 50 of the largest U.S. real estate equities.	The iShares U.S. REIT ETF seeks to track the investment results of an index composed of U.S. real estate equities.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the FTSE NAREIT Equity REITs Index (the “Underlying Index”), which measures the performance of U.S. listed equity real estate investment trusts (“REITs”), excluding infrastructure REITs, mortgage REITs, and timber REITs. Components of the Underlying Index primarily include health care REITs, residential REITs and retail REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.